Balances and transactions with related parties:	12 Months Ended
Dec. 31, 2024
Balances and transactions with related parties:
Balances and transactions with related parties:

Note 14 - Balances and transactions with related parties:

14.1) Balances payable

At December 31, 2023 and 2024, respectively, the balances payable to related parties shown in the consolidated statement of financial position are comprised as follows:

	December 31,
	2023		2024
Accounts payable and accumulated expenses (Note 9):(*)
Inversiones y Técnicas Aeroportuarias, S. A. P. I. de C. V.
(Shareholder/technical assistance)	Ps.	(178,294)	Ps.	(101,266)
	Ps.	(178,294)	Ps.	(101,266)
(*)	These are accounts with terms of less than one year under similar market conditions.

14.2) Transactions with related parties

At December 31, 2022, 2023 and 2024, the following transactions were held with related parties, which were set at the same prices and conditions as those that would have been used in comparable operations by third parties, as shown as follows:

	December 31,
	2022		2023		2024
Commercial income:
Autobuses de Oriente, S. A. de C. V. (Stockholder)	Ps.	15,899	Ps.	20,162	Ps.	19,352
Autobuses Golfo Pacífico, S. A. de C. V. (Stockholder)		7,616		8,306		9,515
Coordinados de México de Oriente, S. A. de C. V. (Stockholder)		189		202		60

Expenses:
Technical assistance (Note 14.4)	Ps.	(643,891)	Ps.	(715,462)	Ps.	(400,838)

Related parties:
Administrative services
Leasing	Ps.	(4,610)	Ps.	(5,773)	Ps.	(6,206)

14.3) Compensation of key personnel

Key personnel include directors, members of the Board of Directors, and Committees. In the years ended on December 31, 2022, 2023 and 2024, the Company granted the following benefits to the key management personnel, the Board of Directors and the different Company Committees.

	December 31,
	2022		2023		2024
Short term salaries and other benefits paid to key personnel(*)	Ps.	166,922	Ps.	171,595	Ps.	204,913
Fees paid to the Board of Directors and Committees		8,671		10,261		8,698
(*)	In fiscal years 2022, 2023 and 2024, includes costs of Ps.77,419, Ps.70,026 and Ps.99,962 and Ps.64,795, Ps.16,871 and Ps.19,543, respectively, for key personnel of directors of Aerostar and Airplan.

As of December 31, 2022, 2023 and 2024, there are no balances pending payment to key personnel.

14.4) Technical assistance agreement

With regard to the sale of series “BB” shares to ITA held in 1998, the Company signed a technical assistance agreement with ITA, whereby the latter company and its stockholders agreed to provide management and consulting services and transfer knowledge and experience in the industry and technology to the Company in exchange for compensation.

The agreement is for an initial term of 15 years and renews automatically for subsequent five year periods, unless one of the parts issues the other a cancellation notice within a determined term prior to the programmed expiration date. The Company can only exercise its termination right through a resolution of the shareholders. ITA began to provide its services under said contract on April 19, 1999.

In accordance with the contract until December 31, 2023, the Company agreed to pay an annual compensation equivalent to the higher of a fixed amount or 5%, of the consolidated income of the Company. Before deducting the compensation for technical assistance and before the comprehensive financial result, IT, depreciation and amortization, from 2024, the compensation was reduced to 2.5% of the consolidated income of the Company. Before deducting the compensation for technical assistance and before the comprehensive financial result, IT, depreciation and amortization, determined in accordance with financial reporting standards applicable in Mexico, the minimum fixed amount is of USD2.0 million (approximately Ps.41.6 million).

The minimum fixed amount will increase annually by the inflation rate of the United States plus the added value tax over the amount of the payment. The Company entered into an amendment agreement for technical assistance and transfer of knowledge, which establishes that the compensation will be paid on a quarterly basis beginning in January 1, 2008, and that such payments are to be deducted from the annual compensation.

At December 31, 2022, 2023 and 2024, the expenses for technical assistance amounted to Ps.643,891, Ps.715,462 and Ps.400,838, respectively which are recorded in the consolidated comprehensive income statement within the aeronautical and non-aeronautical service cost line. ITA also has the right to refund the expenses incurred during the provision of the services specified in the agreement. The ITA BB series shares were put in a trust in order to ensure compliance with the technical assistance agreement, among other things.